Selling expenses	6 Months Ended
Jun. 30, 2026
Selling Expenses
Selling expenses

Note 6. Selling expenses

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Staff costs	(36,093)	(30,990)
Professional services	(4,609)	(1,710)
Depreciation and amortization	(1,507)	(815)
Advertising costs	(2,702)	(313)
Other costs	(1,675)	(1,407)
Total selling expenses	(46,586)	(35,235)